Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

The Company has an integrated cybersecurity risk management program for assessing, identifying, and managing risk from cybersecurity threats. Reporting on progress and performance of the cybersecurity risk management program is done regularly to the IT Steering Committee (comprised of senior management) and quarterly to the Board of Directors. The Chief Information Officer (“CIO”) is responsible for maintaining this program along with a skilled team of IT professionals. The Company’s policies and procedures related to the cybersecurity risk management program include the following:

●	Disaster recovery plan (including a step-by-step data restore process). This includes disaster classification, critical systems and response times, recovery team and escalation procedures. The CIO is responsible for declaring an I.T. disaster in consultation with the CEO, COO or CFO, and will be required to instruct the IT team to implement recovery procedures. Recovery efforts will be led by the IT teams in South Africa and Zimbabwe with the use of consultants where necessary.

All decisions are to be made by the CIO, after consulting the CEO, CFO and COO. Any formal communications go through the Company’s formal PR process. The Group IT manager has the authority to make emergency decisions should the CIO not be reachable after consulting either the CEO, CFO or COO with regards to the matter. If a Cybersecurity Incident takes place, the Company’s Incident Response Plan (as defined below) will be implemented.

●	Incident response plan (“Incident Response Plan”) which sets out the following cybersecurity incident phases
o	Identify
o	Assess - Incident response team established
o	Respond
o	Remedy and recovery
o	Review and improvement
o	Confidentiality
●	Access control policy addressing physical and logical security requirements. This is implemented through formalized controls which are performed according to the control frequencies and tested regularly by internal and external assurance providers.
●	Cybersecurity incidents will be reported in accordance with the Incident Response Plan where the impact will be assessed and signed off. The impact assessment includes qualitative and quantitative factors and external providers will be utilized to assist with the assessment should this be deemed necessary. This process will also drive escalations based on materiality and the incident will be reported accordingly. All incidents are reported to the IT Steering Committee immediately. After the assessment is performed, these will be reported to the Board if material. On a quarterly basis, cybersecurity matters are reported to the Board with regards to controls and processes in place, any new developments, and also any actions to be taken to improve the environment.

Cybersecurity controls and procedures are formally documented using guidance from the National Institute of Standards and Technology Cybersecurity Framework and are assessed by third parties, external audits and internal audits on a regular basis. Examples of the Company’s cybersecurity controls and procedures include the following:

●	Bitdefender Gravity Zone to manage malware and vulnerabilities, including automated patch management.
●	Company-wide use of VPN for all remote access, multifactor authentication for all privileged accounts on Office 365 and firewalls with restricted access.
●	Cybersecurity training, awareness and phishing campaigns using the Knowbe4 platform.
●	Review of all Active Directory accounts (Network accounts), including admin password changes, restricting of guest accounts, restricting access to use external storage devices (USB access) and restricting email access on mobile devices.
●	Outdated IT hardware is replaced frequently and detailed asset and network diagrams maintained.
●	Monitoring of privileged activities on AD and failed logins for administrative accounts and administrative activities on all SQL databases via the Log360 Management Tool.
●	Review of key database actions (Create tables, alter tables and delete tables, and accounts created) for all financially significant systems via the Log 360 tool on a monthly basis.
●	Third party access to all systems is restricted and strictly monitored as required. All third party activities are subject to the Company’s ITGC controls framework. Segregation of duties between applications, databases and operating systems for privileged users is strictly monitored.
●	A privileged access monitoring tool is utilised to record all activities for the key financial system that are performed by administrative users on the application, database and operating system levels.
●	The IT risk register is updated on a regular basis.
●	Penetration tests are done by external assurance providers on the Caledonia IT environment.
●	Reporting to the IT Steering Committee on all key IT related matters with quarterly reporting to the Board of Directors.

While Caledonia has not, as of the date of this Annual Report, experienced a “cybersecurity threat” (as defined in Item 106(a) of Regulation S-K) or “cybersecurity incident” (as defined in Item 106(a) of Regulation S-K) that has materially affected or was reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition, there can be no guarantee that we will not experience such a cybersecurity threat or cybersecurity incident in the future.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company has an integrated cybersecurity risk management program for assessing, identifying, and managing risk from cybersecurity threats. Reporting on progress and performance of the cybersecurity risk management program is done regularly to the IT Steering Committee (comprised of senior management) and quarterly to the Board of Directors. The Chief Information Officer (“CIO”) is responsible for maintaining this program along with a skilled team of IT professionals.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

While Caledonia has not, as of the date of this Annual Report, experienced a “cybersecurity threat” (as defined in Item 106(a) of Regulation S-K) or “cybersecurity incident” (as defined in Item 106(a) of Regulation S-K) that has materially affected or was reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition, there can be no guarantee that we will not experience such a cybersecurity threat or cybersecurity incident in the future.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Board Oversight

Cybersecurity is a focus risk area for the Company, and the Board of Directors provides oversight on risks from cybersecurity threats. Key cybersecurity matters are discussed at a weekly senior management meeting and in regular IT Steering Committee meetings attended by the CEO, COO, CFO and CIO.

Cybersecurity, as part of the general IT ecosystem, is also reported quarterly to the Board of Directors, and, should a cybersecurity incident occur, the reporting of such cybersecurity incident will be in line with the Company’s Incident Response Plan.

Management’s Role

The CEO, CFO, CIO and COO, as part of the IT Steering Committee, and the General Counsel, as Head of Risk, are responsible for assessing and managing the Company’s cybersecurity risk, along with external advisors if necessary, and reporting to the Board of Directors.

The IT Steering Committee members have sufficient expertise (finance, IT and operations) to assess the risk related to a cybersecurity matter, along with experts in the IT team that will provide analysis on any security matters.

Quarterly updates on cybersecurity are provided to the Board of Directors.

Engaging the Board on a cybersecurity incident:

The Board of Directors is notified once a cybersecurity incident is deemed material by the IT Steering Committee or the CIO. The Risk Management Sub-Committee of the Audit Committee is responsible for reporting risks, including cyber security risks, to the Audit Committee each quarter. The CIO is expected to provide the Sub-Committee with the necessary risk analysis.

Communication of cybersecurity performance to stakeholders:

Only material cybersecurity incidents are communicated to stakeholders in accordance with applicable rules (including SEC rules) and requirements. Any potentially material cybersecurity incidents are reported to the IT Steering Committee as required.

Quantification of our cybersecurity risk in financial terms is performed so that we can make informed decisions about risk mitigation and risk transfer as follows: cybersecurity quantification is performed as part of the Incident Response Plan – respond phase (qualitative and quantitative factors are taken into consideration bearing in mind, and in particular, information that a reasonable investor would consider important in making an investment decision, and information that would alter the total mix of information made available).

As part of the quantification of our cybersecurity risk, and in addition to financial impact, the Company evaluates the extent of potential damage in the event of a cybersecurity incident and the risk to systems and privileged accounts in particular. The Company audits which privileged accounts are being used, whether any passwords have been changed, and what applications are being used. Any risks identified are assessed for materiality, including the consideration of qualitative factors, such as effects on reputation, customer relationships, vendor relationships and regulatory compliance. A third party assurance provider will be used to assist Caledonia with the quantification should this be deemed necessary by the IT Steering Committee.

Measurements to determine whether our investments in cybersecurity are reducing our risk in a cost-effective manner include: bi-annual cybersecurity risk assessments and penetration tests are performed by third party assurance providers.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Cybersecurity is a focus risk area for the Company, and the Board of Directors provides oversight on risks from cybersecurity threats. Key cybersecurity matters are discussed at a weekly senior management meeting and in regular IT Steering Committee meetings attended by the CEO, COO, CFO and CIO.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Cybersecurity is a focus risk area for the Company, and the Board of Directors provides oversight on risks from cybersecurity threats. Key cybersecurity matters are discussed at a weekly senior management meeting and in regular IT Steering Committee meetings attended by the CEO, COO, CFO and CIO.

Cybersecurity, as part of the general IT ecosystem, is also reported quarterly to the Board of Directors, and, should a cybersecurity incident occur, the reporting of such cybersecurity incident will be in line with the Company’s Incident Response Plan.

Cybersecurity Risk Role of Management [Text Block]

Management’s Role

The CEO, CFO, CIO and COO, as part of the IT Steering Committee, and the General Counsel, as Head of Risk, are responsible for assessing and managing the Company’s cybersecurity risk, along with external advisors if necessary, and reporting to the Board of Directors.

The IT Steering Committee members have sufficient expertise (finance, IT and operations) to assess the risk related to a cybersecurity matter, along with experts in the IT team that will provide analysis on any security matters.

Quarterly updates on cybersecurity are provided to the Board of Directors.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

The CEO, CFO, CIO and COO, as part of the IT Steering Committee, and the General Counsel, as Head of Risk, are responsible for assessing and managing the Company’s cybersecurity risk, along with external advisors if necessary, and reporting to the Board of Directors.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

The IT Steering Committee members have sufficient expertise (finance, IT and operations) to assess the risk related to a cybersecurity matter, along with experts in the IT team that will provide analysis on any security matters.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Quarterly updates on cybersecurity are provided to the Board of Directors.

The Risk Management Sub-Committee of the Audit Committee is responsible for reporting risks, including cyber security risks, to the Audit Committee each quarter. The CIO is expected to provide the Sub-Committee with the necessary risk analysis.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true